UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	3/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SEMIANNUAL REPORT • MARCH 31, 2014

Fund Type

Small/Mid-Cap Stock

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Small Company Fund, Inc., informative and useful. The report covers performance for the six-month period that ended March 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Small Company Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Small Company Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	10.08%	23.31%	180.01%	160.37%	—
Class B	9.86	22.66	170.09	140.15	—
Class C	9.66	22.44	170.47	141.86	—
Class Q	10.34	23.86	N/A	N/A	61.85% (11/29/10)
Class R	10.00	23.05	176.35	N/A	171.64 (5/10/04)
Class X	13.08	26.20	177.24	N/A	71.40 (3/2/07)
Class Z	10.22	23.65	183.81	166.26	—
Russell 2500™ Index	11.16	24.01	209.20	146.21	—
S&P SmallCap 600 Index	11.07	27.81	220.28	161.98	—
Lipper Small-Cap Core Funds Average	10.54	23.71	193.85	132.86	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		16.53%	21.48%	9.42%	—
Class B		17.66	21.89	9.16	—
Class C		21.44	22.02	9.23	—
Class Q		23.86	N/A	N/A	15.52% (11/29/10)
Class R		23.05	22.54	N/A	10.63 (5/10/04)
Class X		20.20	22.36	N/A	7.82 (3/2/07)
Class Z		23.65	23.20	10.29	—
Russell 2500 Index		24.01	25.33	9.43	—
S&P SmallCap 600 Index		27.81	26.21	10.11	—
Lipper Small-Cap Core Funds Average		23.71	23.93	8.73	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

Note: Class X shares are no longer issued and no Class X shares are outstanding. Class X share performance is shown for historical periods during which time Class X shares were outstanding.

Benchmark Definitions

Russell 2500 Index

The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. Russell 2500 Index Closest Month-End to Inception cumulative total returns are 73.03% for Class Q; 158.64% for Class R; and 71.12% for Class X. Russell 2500 Index Closest Month-End to Inception average annual total returns are 17.88% for Class Q; 10.06% for Class R; and 7.88% for Class X.

S&P SmallCap 600 Index

The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 80.79% for Class Q; 170.97% for Class R; and 80.32% for Class X. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are 19.44% for Class Q; 10.57% for Class R; and 8.68% for Class X.

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

Lipper Small-Cap Core Funds Average

The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Lipper Average Closest Month-End to Inception cumulative total returns are 65.63% for Class Q; 142.02% for Class R; and 63.47% for Class X. Lipper Average Closest Month-End to Inception average annual total returns are 16.27% for Class Q; 9.24% for Class R; and 7.09% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/14
First Republic Bank, Banks	2.1%
Protective Life Corp., Insurance	1.8
Power Integrations, Inc., Semiconductors & Semiconductor Equipment	1.8
White Mountains Insurance Group Ltd., Insurance	1.8
Vantiv, Inc., IT Services	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/14
Banks	10.7%
Oil, Gas & Consumable Fuels	7.4
Health Care Providers & Services	7.3
Insurance	6.3
Real Estate Investment Trusts (REITs)	5.8

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2013, at the beginning of the period, and held through the six-month period ended March 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,100.80	1.13%	$5.92
	Hypothetical	$1,000.00	$1,019.30	1.13%	$5.69

Class B	Actual	$1,000.00	$1,098.60	1.84%	$9.63
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class C	Actual	$1,000.00	$1,096.60	1.83%	$9.57
	Hypothetical	$1,000.00	$1,015.81	1.83%	$9.20

Class Q	Actual	$1,000.00	$1,103.40	0.69%	$3.62
	Hypothetical	$1,000.00	$1,021.49	0.69%	$3.48

Class R	Actual	$1,000.00	$1,100.00	1.33%	$6.96
	Hypothetical	$1,000.00	$1,018.30	1.33%	$6.69

Class X	Actual	$1,000.00	$1,130.80	1.86%	$9.88
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class Z	Actual	$1,000.00	$1,102.20	0.83%	$4.35
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the period ended March 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.13%	1.13%
B	1.84	1.84
C	1.83	1.83
Q	0.69	0.69
R	1.58	1.33
X	1.86	1.86
Z	0.83	0.83

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS

Aerospace & Defense 1.0%
528,130	Curtiss-Wright Corp.	$33,557,380

Airlines 1.6%
891,782	Spirit Airlines, Inc.*	52,971,851

Auto Components 0.6%
306,881	Dorman Products, Inc.*(a)	18,124,392

Banks 10.7%
593,577	Bank of the Ozarks, Inc.	40,398,851
1,276,202	BankUnited, Inc.	44,373,544
260,639	BOK Financial Corp.	17,997,123
588,293	Columbia Banking System, Inc.	16,778,116
1,510,192	East West Bancorp, Inc.	55,122,008
1,285,697	First Republic Bank	69,414,781
705,633	Pinnacle Financial Partners, Inc.	26,454,181
611,747	Prosperity Bancshares, Inc.	40,467,064
259,061	Signature Bank*	32,535,471
207,640	Wintrust Financial Corp.	10,103,762

		353,644,901

Biotechnology 1.2%
693,541	ACADIA Pharmaceuticals, Inc.*(a)	16,873,852
105,557	Flexion Therapeutics, Inc.*	1,736,413
564,257	KYTHERA Biopharmaceuticals, Inc.*(a)	22,434,858

		41,045,123

Capital Markets 3.6%
360,911	Artisan Partners Asset Management, Inc. (Class A Stock)	23,188,532
531,440	Eaton Vance Corp.	20,279,750
392,228	Evercore Partners, Inc. (Class A Stock)	21,670,597
732,098	Waddell & Reed Financial, Inc. (Class A Stock)	53,897,055

		119,035,934

Commercial Services & Supplies 1.9%
820,250	Mobile Mini, Inc.	35,566,040
1,082,235	West Corp.	25,897,884

		61,463,924

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 0.9%
3,166,738	Great Lakes Dredge & Dock Corp.*	$28,912,318

Diversified Consumer Services 0.5%
812,899	Houghton Mifflin Harcourt Co.*(a)	16,526,237

Diversified Telecommunication Services 1.7%
613,491	Cogent Communications Group, Inc.	21,797,335
4,233,724	Frontier Communications Corp.(a)	24,132,227
719,597	Lumos Networks Corp.	9,621,012

		55,550,574

Electric Utilities 0.9%
781,550	ITC Holdings Corp.	29,190,892

Electrical Equipment 0.3%
326,203	Polypore International, Inc.*(a)	11,159,405

Electronic Equipment, Instruments & Components 1.2%
218,669	Anixter International, Inc.	22,199,277
157,657	FEI Co.	16,241,824

		38,441,101

Energy Equipment & Services 1.7%
375,099	Dril-Quip, Inc.*	42,048,598
402,504	Superior Energy Services, Inc.	12,381,023

		54,429,621

Food & Staples Retailing 1.3%
391,267	Fresh Market, Inc. (The)*(a)	13,146,571
274,595	Susser Holdings Corp.*(a)	17,153,950
178,905	United Natural Foods, Inc.*	12,687,942

		42,988,463

Food Products 2.5%
2,450,342	Adecoagro SA (Argentina)*	19,994,791
1,350,618	Darling International, Inc.*	27,039,372
377,884	Hain Celestial Group, Inc. (The)*(a)	34,565,050

		81,599,213

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.4%
335,799	Tandem Diabetes Care, Inc.*(a)	$7,417,800
1,038,434	TearLab Corp.*(a)	7,019,814

		14,437,614

Health Care Providers & Services 7.3%
755,051	Air Methods Corp.*(a)	40,342,375
792,722	Centene Corp.*	49,346,945
595,097	Envision Healthcare Holdings, Inc.*	20,132,132
1,039,200	Healthways, Inc.*	17,811,888
619,845	Molina Healthcare, Inc.*(a)	23,281,378
182,974	MWI Veterinary Supply, Inc.*	28,474,414
531,432	Premier, Inc. (Class A Stock)*	17,510,684
449,412	Team Health Holdings, Inc.*	20,111,187
285,620	Universal Health Services, Inc. (Class B Stock)	23,440,833

		240,451,836

Health Care Technology
38,723	Castlight Health, Inc. (Class B Stock)*(a)	821,702

Hotels, Restaurants & Leisure 2.9%
627,130	Cheesecake Factory, Inc. (The)	29,870,202
846,565	Del Frisco’s Restaurant Group, Inc.*	23,619,163
216,791	Extended Stay America, Inc.	4,936,331
515,308	Vail Resorts, Inc.	35,916,968

		94,342,664

Insurance 6.3%
1,144,060	Protective Life Corp.	60,166,115
2,302,895	Symetra Financial Corp.	45,643,379
1,094,658	W.R. Berkley Corp.	45,559,666
96,465	White Mountains Insurance Group Ltd. (Bermuda)	57,869,354

		209,238,514

Internet & Catalog Retail 0.2%
34,048	Coupons.com, Inc.*	839,283
963,655	Vitacost.com, Inc.*	6,832,314

		7,671,597

Internet Software & Services 1.7%
1,292,392	Bankrate, Inc.*(a)	21,893,120

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
731,978	Cornerstone OnDemand, Inc.*	$35,039,787

		56,932,907

IT Services 3.7%
197,966	Gartner, Inc.*	13,746,759
576,843	Global Payments, Inc.	41,019,306
571,048	InterXion Holding NV (Netherlands)*	13,693,731
1,826,429	Vantiv, Inc. (Class A Stock)*(a)	55,194,684

		123,654,480

Life Sciences Tools & Services 2.1%
1,027,671	Bruker Corp.*	23,420,622
847,070	Fluidigm Corp.*	37,330,375
204,291	ICON PLC (Ireland)*	9,714,037

		70,465,034

Machinery 5.3%
371,632	CIRCOR International, Inc.	27,251,774
590,761	Crane Co.	42,032,645
356,039	IDEX Corp.	25,951,683
82,263	NN, Inc.	1,620,581
122,152	RBC Bearings, Inc.*	7,781,082
788,906	Rexnord Corp.*	22,862,496
469,929	Terex Corp.(a)	20,817,855
258,591	WABCO Holdings, Inc.*	27,296,866

		175,614,982

Media 1.5%
1,081,809	Cinemark Holdings, Inc.	31,383,279
607,735	Imax Corp. (Canada)*	16,609,398

		47,992,677

Metals & Mining 2.1%
718,582	Constellium NV (Netherlands) (Class A Stock)*	21,090,382
3,230,883	McEwen Mining, Inc.*(a)	7,657,193
575,460	Reliance Steel & Aluminum Co.	40,662,003

		69,409,578

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 7.4%
503,999	Cheniere Energy Partners LP Holdings LLC	$10,881,338
350,205	Laredo Petroleum, Inc.*	9,056,301
394,281	PDC Energy, Inc.*	24,547,935
1,064,015	Rosetta Resources, Inc.*	49,561,819
734,272	SemGroup Corp. (Class A Stock)	48,226,985
413,591	Targa Resources Corp.	41,053,043
676,901	Western Refining, Inc.	26,128,379
493,759	Whiting Petroleum Corp.*	34,261,937

		243,717,737

Personal Products 0.5%
306,642	Herbalife Ltd.(a)	17,561,387

Pharmaceuticals 2.1%
690,849	Aratana Therapeutics, Inc.*	12,822,157
756,939	Pacira Pharmaceuticals, Inc.*(a)	52,978,161
81,792	Revance Therapeutics, Inc.*	2,576,448

		68,376,766

Professional Services 1.2%
274,402	Corporate Executive Board Co. (The)	20,368,861
4,768	Huron Consulting Group, Inc.*	302,196
651,433	Korn/Ferry International*	19,393,160

		40,064,217

Real Estate Investment Trusts (REITs) 5.8%
1,366,111	Capstead Mortgage Corp.	17,294,965
5,793,702	Chimera Investment Corp.	17,728,728
1,131,628	Colony Financial, Inc.	24,839,235
31,749	Douglas Emmett, Inc.	861,668
3,972,750	Hersha Hospitality Trust	23,161,133
6,310,755	MFA Financial, Inc.	48,908,351
629,359	Pebblebrook Hotel Trust	21,253,453
593,908	Starwood Property Trust, Inc.	14,010,290
2,383,666	Summit Hotel Properties, Inc.	22,120,420

		190,178,243

Road & Rail 1.2%
110,923	Genesee & Wyoming, Inc. (Class A Stock)*	10,795,026
775,126	Heartland Express, Inc.	17,587,609

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	13

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
477,374	Roadrunner Transportation Systems, Inc.*	$12,048,920

		40,431,555

Semiconductors & Semiconductor Equipment 4.6%
1,188,677	Cavium, Inc.*(a)	51,980,845
261,550	Hittite Microwave Corp.	16,488,112
882,949	Power Integrations, Inc.	58,080,385
983,670	Semtech Corp.*	24,926,198

		151,475,540

Software 3.2%
594,813	BroadSoft, Inc.*	15,899,351
235,976	CommVault Systems, Inc.*(a)	15,326,641
845,873	Fortinet, Inc.*	18,634,582
688,991	QLIK Technologies, Inc.*	18,320,271
897,085	SolarWinds, Inc.*(a)	38,242,734

		106,423,579

Specialty Retail 5.0%
1,431,755	Chico’s FAS, Inc.	22,951,033
929,373	DSW, Inc. (Class A Stock)	33,327,316
736,853	Express, Inc.*	11,701,225
1,018,152	Mattress Firm Holding Corp.*(a)	48,698,210
1,171,742	Pier 1 Imports, Inc.	22,122,489
160,669	Restoration Hardware Holdings, Inc.*	11,823,632
431,272	Urban Outfitters, Inc.*	15,728,490

		166,352,395

Textiles, Apparel & Luxury Goods 0.9%
387,067	Deckers Outdoor Corp.*(a)	30,860,852

Wireless Telecommunication Services 0.9%
328,793	SBA Communications Corp. (Class A Stock)*(a)	29,907,011

	TOTAL LONG-TERM INVESTMENTS (cost $2,230,340,879)	3,235,024,196

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 12.7%

AFFILIATED MONEY MARKET MUTUAL FUND
418,694,009	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $418,694,009; includes $342,225,918 of cash collateral for securities on loan) (Note 3)(b)(c)	$418,694,009

	TOTAL INVESTMENTS 110.6% (cost $2,649,034,888; Note 5)	3,653,718,205
	Liabilities in excess of other assets (10.6)%	(351,478,456)

	NET ASSETS 100.0%	$3,302,239,749

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $342,926,141; cash collateral of $342,225,918 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$33,557,380	$—	$—
Airlines	52,971,851	—	—

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Auto Components	$18,124,392	$—	$—
Banks	353,644,901	—	—
Biotechnology	41,045,123	—	—
Capital Markets	119,035,934	—	—
Commercial Services & Supplies	61,463,924	—	—
Construction & Engineering	28,912,318	—	—
Diversified Consumer Services	16,526,237	—	—
Diversified Telecommunication Services	55,550,574	—	—
Electric Utilities	29,190,892	—	—
Electrical Equipment	11,159,405	—	—
Electronic Equipment, Instruments & Components	38,441,101	—	—
Energy Equipment & Services	54,429,621	—	—
Food & Staples Retailing	42,988,463	—	—
Food Products	81,599,213	—	—
Health Care Equipment & Supplies	14,437,614	—	—
Health Care Providers & Services	240,451,836	—	—
Health Care Technology	821,702	—	—
Hotels, Restaurants & Leisure	94,342,664	—	—
Insurance	209,238,514	—	—
Internet & Catalog Retail	7,671,597	—	—
Internet Software & Services	56,932,907	—	—
IT Services	123,654,480	—	—
Life Sciences Tools & Services	70,465,034	—	—
Machinery	175,614,982	—	—
Media	47,992,677	—	—
Metals & Mining	69,409,578	—	—
Oil, Gas & Consumable Fuels	243,717,737	—	—
Personal Products	17,561,387	—	—
Pharmaceuticals	68,376,766	—	—
Professional Services	40,064,217	—	—
Real Estate Investment Trusts (REITs)	190,178,243	—	—
Road & Rail	40,431,555	—	—
Semiconductors & Semiconductor Equipment	151,475,540	—	—
Software	106,423,579	—	—
Specialty Retail	166,352,395	—	—
Textiles, Apparel & Luxury Goods	30,860,852	—	—
Wireless Telecommunication Services	29,907,011	—	—
Affiliated Money Market Mutual Fund	418,694,009	—	—

Total	$3,653,718,205	$—	$—

See Notes to Financial Statements.

16

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 10.4% of collateral received for securities on loan)	12.7%
Banks	10.7
Oil, Gas & Consumable Fuels	7.4
Health Care Providers & Services	7.3
Insurance	6.3
Real Estate Investment Trusts (REITs)	5.8
Machinery	5.3
Specialty Retail	5.0
Semiconductors & Semiconductor Equipment	4.6
IT Services	3.7
Capital Markets	3.6
Software	3.2
Hotels, Restaurants & Leisure	2.9
Food Products	2.5
Life Sciences Tools & Services	2.1
Metals & Mining	2.1
Pharmaceuticals	2.1
Commercial Services & Supplies	1.9
Internet Software & Services	1.7
Diversified Telecommunication Services	1.7
Energy Equipment & Services	1.7
Airlines	1.6%
Media	1.5
Food & Staples Retailing	1.3
Biotechnology	1.2
Road & Rail	1.2
Professional Services	1.2
Electronic Equipment, Instruments & Components	1.2
Aerospace & Defense	1.0
Textiles, Apparel & Luxury Goods	0.9
Wireless Telecommunication Services	0.9
Electric Utilities	0.9
Construction & Engineering	0.9
Auto Components	0.6
Personal Products	0.5
Diversified Consumer Services	0.5
Health Care Equipment & Supplies	0.4
Electrical Equipment	0.3
Internet & Catalog Retail	0.2

110.6
Liabilities in excess of other assets	(10.6)

100.0%

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$342,926,141	$—	$—	$342,926,141
Collateral Amounts Pledged/(Received):
Securities on loan				(342,926,141)

Net Amount				$—

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Statement of Assets & Liabilities

as of March 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $342,926,141:
Unaffiliated Investments (cost $2,230,340,879)	$3,235,024,196
Affiliated Investments (cost $418,694,009)	418,694,009
Cash	89,569
Receivable for investments sold	17,244,614
Receivable for Fund shares sold	11,163,169
Dividends receivable	4,310,961
Prepaid expenses	15,405

Total assets	3,686,541,923

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	342,225,918
Payable for investments purchased	23,424,731
Payable for Fund shares reacquired	15,531,172
Management fee payable	1,872,212
Accrued expenses	713,996
Distribution fee payable	422,824
Affiliated transfer agent fee payable	110,175
Deferred directors’ fees	1,146

Total liabilities	384,302,174

Net Assets	$3,302,239,749

Net assets were comprised of:
Common stock, at par	$1,168,120
Paid-in capital in excess of par	2,101,567,914

2,102,736,034
Undistributed net investment income	10,961,806
Accumulated net realized gain on investment transactions	183,858,592
Net unrealized appreciation on investments	1,004,683,317

Net assets, March 31, 2014	$3,302,239,749

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($1,074,313,129 ÷ 38,412,713 shares of common stock issued and outstanding)	$27.97
Maximum sales charge (5.50% of offering price)	1.63

Maximum offering price to public	$29.60

Class B
Net asset value, offering price and redemption price per share
($16,585,218 ÷ 832,163 shares of common stock issued and outstanding)	$19.93

Class C
Net asset value, offering price and redemption price per share
($126,662,834 ÷ 6,300,033 shares of common stock issued and outstanding)	$20.11

Class Q
Net asset value, offering price and redemption price per share
($452,305,975 ÷ 15,584,846 shares of common stock issued and outstanding)	$29.02

Class R
Net asset value, offering price and redemption price per share
($57,382,742 ÷ 2,083,388 shares of common stock issued and outstanding)	$27.54

Class X
Net asset value, offering price and redemption price per share
($3,387 ÷ 164.2 shares of common stock issued and outstanding)	$20.63

Class Z
Net asset value, offering price and redemption price per share
($1,574,986,464 ÷ 53,598,730 shares of common stock issued and outstanding)	$29.38

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	19

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$26,035,826
Affiliated income from securities loaned, net	1,065,342
Affiliated dividend income	39,390

Total income	27,140,558

Expenses
Management fee	10,815,540
Distribution fee—Class A	1,631,631
Distribution fee—Class B	90,891
Distribution fee—Class C	614,608
Distribution fee—Class R	219,607
Distribution fee—Class X	314
Transfer agent’s fees and expenses (including affiliated expense of $288,900)	2,019,000
Custodian’s fees and expenses	176,000
Shareholders’ reports	83,000
Registration fees	57,000
Directors’ fees	35,000
Insurance expenses	23,000
Legal fees and expenses	21,000
Audit fee	11,000
Loan interest expense	1,102
Miscellaneous	13,786

Total expenses	15,812,479
Less: Distribution fee waiver—Class R	(73,202)

Net expenses	15,739,277

Net investment income	11,401,281

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	225,860,131
Net change in unrealized appreciation (depreciation) on investments	78,941,706

Net gain on investment transactions	304,801,837

Net Increase In Net Assets Resulting From Operations	$316,203,118

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$11,401,281	$18,248,023
Net realized gain on investment transactions	225,860,131	327,964,726
Net change in unrealized appreciation (depreciation) on investments	78,941,706	393,297,369

Net increase in net assets resulting from operations	316,203,118	739,510,118

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,309,733)	(4,475,638)
Class B	—	(23,735)
Class C	—	(117,652)
Class Q	(2,814,328)	(2,112,881)
Class R	(78,847)	(141,732)
Class X	—	(408)
Class Z	(8,318,702)	(9,179,274)

	(14,521,610)	(16,051,320)

Distributions from net realized gains
Class A	(96,924,119)	—
Class B	(2,098,371)	—
Class C	(14,613,834)	—
Class Q	(35,418,382)	—
Class R	(5,379,089)	—
Class X	(7,737)	—
Class Z	(129,777,918)	—

	(284,219,450)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	506,312,924	695,055,367
Net asset value of shares issued in reinvestment of dividends and distributions	268,160,296	14,529,344
Cost of shares reacquired	(692,845,994)	(981,906,936)

Net increase (decrease) in net assets from Fund share transactions	81,627,226	(272,322,225)

Total increase	99,089,284	451,136,573

Net Assets:
Beginning of period	3,203,150,465	2,752,013,892

End of period(a)	$3,302,239,749	$3,203,150,465

(a) Includes undistributed net investment income of:	$10,961,806	$14,082,135

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to achieve capital growth.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

22

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or

Prudential Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

24

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Prudential Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers

26

and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund up to $1 billion and .65% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .67% of the average daily net assets of the Fund for the six months ended March 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the six months ended March 31, 2014, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it received $190,351 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2014, it received $1,134, $7,113 and $3,750 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2014, PIM has been compensated approximately $318,200 for these services.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2014 were $673,153,449 and $865,281,315 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2014 were as follows:

Tax Basis	$2,664,538,952

Appreciation	1,040,820,000
Depreciation	(51,640,747)

Net Unrealized Appreciation	$989,179,253

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The

28

Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 300 million, 75 million, 100 million, 25 million, 225 million, 225 million, 25 million and 275 million authorized shares, respectively.

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	3,631,980	$100,957,749
Shares issued in reinvestment of dividends and distributions	3,375,950	89,530,194
Shares reacquired	(7,793,856)	(216,915,673)

Net increase (decrease) in shares outstanding before conversion	(785,926)	(26,427,730)
Shares issued upon conversion from Class B, Class X and Class Z	141,930	3,998,978
Shares reacquired upon conversion into Class Q and Class Z	(640,424)	(18,308,015)

Net increase (decrease) in shares outstanding	(1,284,420)	$(40,736,767)

Year ended September 30, 2013:
Shares sold	7,901,396	$192,681,620
Shares issued in reinvestment of dividends and distributions	187,499	4,010,606
Shares reacquired	(13,065,908)	(317,967,408)

Net increase (decrease) in shares outstanding before conversion	(4,977,013)	(121,275,182)
Shares issued upon conversion from Class B, Class C, Class X and Class Z	231,837	5,843,694
Shares reacquired upon conversion into Class Z	(914,501)	(21,996,313)

Net increase (decrease) in shares outstanding	(5,659,677)	$(137,427,801)

Class B
Six months ended March 31, 2014:
Shares sold	66,949	$1,342,418
Shares issued in reinvestment of dividends and distributions	100,479	1,901,056
Shares reacquired	(45,051)	(908,086)

Net increase (decrease) in shares outstanding before conversion	122,377	2,335,388
Shares reacquired upon conversion into Class A	(175,949)	(3,587,235)

Net increase (decrease) in shares outstanding	(53,572)	$(1,251,847)

Year ended September 30, 2013:
Shares sold	142,413	$2,608,380
Shares issued in reinvestment of dividends and distributions	1,293	20,510
Shares reacquired	(158,805)	(2,826,327)

Net increase (decrease) in shares outstanding before conversion	(15,099)	(197,437)
Shares reacquired upon conversion into Class A	(275,066)	(5,145,465)

Net increase (decrease) in shares outstanding	(290,165)	$(5,342,902)

30

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	543,791	$10,925,287
Shares issued in reinvestment of dividends and distributions	613,012	11,708,522
Shares reacquired	(548,074)	(11,071,615)

Net increase (decrease) in shares outstanding before conversion	608,729	11,562,194
Shares reacquired upon conversion into Class Z	(53,020)	(1,104,322)

Net increase (decrease) in shares outstanding	555,709	$10,457,872

Year ended September 30, 2013:
Shares sold	1,222,999	$21,839,967
Shares issued in reinvestment of dividends and distributions	5,725	91,658
Shares reacquired	(1,098,837)	(19,861,457)

Net increase (decrease) in shares outstanding before conversion	129,887	2,070,168
Shares reacquired upon conversion into Class A and Class Z	(88,982)	(1,620,137)

Net increase (decrease) in shares outstanding	40,905	$450,031

Class Q
Six months ended March 31, 2014:
Shares sold	4,976,342	$147,627,019
Shares issued in reinvestment of dividends and distributions	1,306,844	35,912,081
Shares reacquired	(1,358,396)	(39,221,578)

Net increase (decrease) in shares outstanding before conversion	4,924,790	144,317,522
Shares issued upon conversion from Class A and Class Z	586,414	17,376,771
Shares reacquired upon conversion into Class Z	(56,093)	(1,660,345)

Net increase (decrease) in shares outstanding	5,455,111	$160,033,948

Year ended September 30, 2013:
Shares sold	2,949,561	$74,990,164
Shares issued in reinvestment of dividends and distributions	89,337	1,973,455
Shares reacquired	(3,614,026)	(92,034,867)

Net increase (decrease) in shares outstanding before conversion	(575,128)	(15,071,248)
Shares issued upon conversion from Class Z	70,543	1,674,692

Net increase (decrease) in shares outstanding	(504,585)	$(13,396,556)

Class R
Six months ended March 31, 2014
Shares sold	215,363	$5,921,743
Shares issued in reinvestment of dividends and distributions	188,728	4,929,580
Shares reacquired	(469,446)	(12,832,003)

Net increase (decrease) in shares outstanding	(65,355)	$(1,980,680)

Year ended September 30, 2013:
Shares sold	576,130	$13,930,112
Shares issued in reinvestment of dividends and distributions	5,982	126,336
Shares reacquired	(779,964)	(18,918,916)

Net increase (decrease) in shares outstanding	(197,852)	$(4,862,468)

Prudential Jennison Small Company Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended March 31, 2014:
Shares issued in reinvestment of dividends and distributions	406.2	$7,737
Shares reacquired	(486.0)	(10,169)

Net increase (decrease) in shares outstanding before conversion	(79.8)	(2,432)
Shares reacquired upon conversion into Class A	(5,411.0)	(109,734)

Net increase (decrease) in shares outstanding	(5,490.8)	$(112,166)

Year ended September 30, 2013:
Shares sold	109	$2,000
Shares issued in reinvestment of dividends and distributions	25	405
Shares reacquired	(2,036)	(36,366)

Net increase (decrease) in shares outstanding before conversion	(1,902)	(33,961)
Shares reacquired upon conversion into Class A	(14,910)	(270,583)

Net increase (decrease) in shares outstanding	(16,812)	$(304,544)

Class Z
Six months ended March 31, 2014:
Shares sold	8,207,413	$239,538,708
Shares issued in reinvestment of dividends and distributions	4,461,772	124,171,126
Shares reacquired	(13,972,014)	(411,886,870)

Net increase (decrease) in shares outstanding before conversion	(1,302,829)	(48,177,036)
Shares issued upon conversion from Class A, Class Q and Class C	285,411	8,399,921
Shares reacquired upon conversion into Class A and Class Q	(169,412)	(5,006,019)

Net increase (decrease) in shares outstanding	(1,186,830)	$(44,783,134)

Year ended September 30, 2013:
Shares sold	15,229,031	$389,003,124
Shares issued in reinvestment of dividends and distributions	371,650	8,306,374
Shares reacquired	(21,181,842)	(530,261,595)

Net increase (decrease) in shares outstanding before conversion	(5,581,161)	(132,952,097)
Shares issued upon conversion from Class A and Class C	939,149	23,586,950
Shares reacquired upon conversion into Class A and Class Q	(85,279)	(2,072,838)

Net increase (decrease) in shares outstanding	(4,727,291)	$(111,437,985)

Note 7. In-Kind Redemption

During the year ended September 30, 2013, the Fund settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $50,444,599. The Fund realized a gain of $5,448,184 related to the in-kind redemption transactions. Such gain is excluded from calculation of the Fund’s taxable gain for Federal Income Tax purposes.

32

Note 8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended March 31, 2014. The average daily balance for the 4 days that the Fund has loans outstanding during the period was approximately $6,994,250, borrowed at a weighted average interest rate of 1.42%. At March 31, 2014, the Fund did not have an outstanding loan amount.

Prudential Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$27.95		$21.81	$17.39	$17.59	$15.21	$17.87
Income (loss) from investment operations:
Net investment income	.07		.12	.06	.01	.01	.05
Net realized and unrealized gain (loss) on investment transactions	2.60		6.12	4.36	(.21)	2.38	(1.66)
Total from investment operations	2.67		6.24	4.42	(.20)	2.39	(1.61)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.10)	-	-	(.01)	(.07)
Distributions from net realized gains	(2.56)		-	-	-	-	(.98)
Total dividends and distributions	(2.65)		(.10)	-	-	(.01)	(1.05)
Capital Contributions(e):	-		-	-	- (d)	- (d)	-
Net asset value, end of period	$27.97		$27.95	$21.81	$17.39	$17.59	$15.21
Total Return(b):	10.08%		28.76%	25.42%	(1.14)%	15.75%	(6.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,074,313		$1,109,515	$989,346	$865,917	$852,006	$687,776
Average net assets (000)	$1,090,742		$1,034,609	$1,014,383	$1,026,555	$771,944	$543,722
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13%	(f)	1.15%	1.17%	1.16%	1.19%	1.23%
Expenses before waivers and/or expense reimbursement	1.13%	(f)	1.15%	1.17%	1.16%	1.19%	1.23%
Net investment income	.53%	(f)	.48%	.29%	.04%	.04%	.39%
Portfolio turnover rate	21%	(g)	50%	47%	44%	49%	55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.60		$16.13	$12.98	$13.22	$11.49		$13.96
Income (loss) from investment operations:
Net investment loss	(.02)		(.03)	(.07)	(.10)	(.08)		(.03)
Net realized and unrealized gain (loss) on investment transactions	1.91		4.52	3.22	(.14)	1.81		(1.46)
Total from investment operations	1.89		4.49	3.15	(.24)	1.73		(1.49)
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	-	-	-		-
Distributions from net realized gains	(2.56)		-	-	-	-		(.98)
Total dividends and distributions	(2.56)		(.02)	-	-	-		(.98)
Capital Contributions(e):	-		-	-	- (d)	-	(d)	-
Net asset value, end of period	$19.93		$20.60	$16.13	$12.98	$13.22		$11.49
Total Return(b):	9.86%		27.88%	24.27%	(1.82)%	15.06%		(7.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,585		$18,250	$18,965	$19,786	$24,523		$24,858
Average net assets (000)	$18,228		$18,899	$20,997	$26,270	$25,088		$23,894
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.84%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Expenses before waivers and/or expense reimbursement	1.84%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Net investment loss	(.19)%	(f)	(.19)%	(.42)%	(.66)%	(.66)%		(.28)%
Portfolio turnover rate	21%	(g)	50%	47%	44%	49%		55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.79		$16.29	$13.08	$13.32	$11.59		$14.01
Income (loss) from investment operations:
Net investment loss	(.02)		(.04)	(.06)	(.10)	(.08)		(.03)
Net realized and unrealized gain (loss) on investment transactions	1.90		4.56	3.27	(.14)	1.81		(1.41)
Total from investment operations	1.88		4.52	3.21	(.24)	1.73		(1.44)
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	-	-	-		-
Distributions from net realized gains	(2.56)		-	-	-	-		(.98)
Total dividends and distributions	(2.56)		(.02)	-	-	-		(.98)
Capital Contributions(e):	-		-	-	- (d)	-	(d)	-
Net asset value, end of period	$20.11		$20.79	$16.29	$13.08	$13.32		$11.59
Total Return(b):	9.72%		27.79%	24.54%	(1.80)%	14.93%		(6.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$126,663		$119,436	$92,886	$84,750	$88,116		$72,707
Average net assets (000)	$123,259		$105,977	$94,960	$103,484	$80,999		$59,309
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.83%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Expenses before waivers and/or expense reimbursement	1.83%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Net investment loss	(.16)%	(f)	(.24)%	(.41)%	(.66)%	(.66)%		(.30)%
Portfolio turnover rate	21%	(g)	50%	47%	44%	49%		55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended March 31,		Year Ended September 30,		November 29, 2010(a) through September 30,
	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$28.95		$22.60	$17.97	$20.00
Income (loss) from investment operations:
Net investment income	.15		.24	.17	.09
Net realized and unrealized gain (loss) on investment transactions	2.68		6.31	4.54	(2.13)
Total from investment operations	2.83		6.55	4.71	(2.04)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.20)	(.08)	-
Distributions from net realized gains	(2.56)		-	-	-
Total dividends and distributions	(2.76)		(.20)	(.08)	-
Capital Contributions(e):	-		-	-	.01
Net asset value, end of period	$29.02		$28.95	$22.60	$17.97
Total Return(c):	10.34%		29.27%	26.29%	(10.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$452,306		$293,225	$240,377	$108,416
Average net assets (000)	$402,311		$259,446	$189,399	$50,032
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.69%	(f)	.70%	.70%	.72%	(f)
Expenses before waivers and/or expense reimbursement	.69%	(f)	.70%	.70%	.72%	(f)
Net investment income	1.03%	(f)	.94%	.78%	.47%	(f)
Portfolio turnover rate	21%	(g)	50%	47%	44%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal period ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$27.53		$21.50	$17.17	$17.40	$15.08		$17.75
Income (loss) from investment operations:
Net investment income (loss)	.05		.07	.02	(.03)	(.03)		.02
Net realized and unrealized gain (loss) on investment transactions	2.56		6.02	4.31	(.21)	2.35		(1.67)
Total from investment operations	2.61		6.09	4.33	(.24)	2.32		(1.65)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.06)	-	-	-		(.04)
Distributions from net realized gains	(2.56)		-	-	-	-		(.98)
Total dividends and distributions	(2.60)		(.06)	-	-	-		(1.02)
Capital Contributions(e):	-		-	-	.01	-	(d)	-
Net asset value, end of period	$27.54		$27.53	$21.50	$17.17	$17.40		$15.08
Total Return(b):	10.00%		28.42%	25.22%	(1.32)%	15.38%		(6.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,383		$59,157	$50,449	$42,192	$33,461		$20,069
Average net assets (000)	58,723		$54,213	$48,728	$47,374	$26,819		$13,468
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.33%	(f)	1.35%	1.37%	1.36%	1.39%		1.43%
Expenses before waivers and/or expense reimbursement	1.58%	(f)	1.60%	1.62%	1.61%	1.64%		1.68%
Net investment income (loss)	.33%	(f)	.28%	.10%	(.17)%	(.16)%		.16%
Portfolio turnover rate	21%	(g)	50%	47%	44%	49%		55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

38

Class X Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.69		$16.20	$13.09	$13.34	$11.57		$14.02
Income (loss) from investment operations:
Net investment loss	(.04)		(.01)	(.07)	(.10)	(.08)		(.03)
Net realized and unrealized gain (loss) on investment transactions	2.54		4.52	3.18	(.15)	1.85		(1.44)
Total from investment operations	2.50		4.51	3.11	(.25)	1.77		(1.47)
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	-	-	-		-
Distributions from net realized gains	(2.56)		-	-	-	-		(.98)
Total dividends and distributions	(2.56)		(.02)	-	-	-		(.98)
Capital Contributions(e):	-		-	-	- (d)	-	(d)	-
Net asset value, end of period	$20.63		$20.69	$16.20	$13.09	$13.34		$11.57
Total Return(b):	13.14%		27.88%	23.76%	(1.87)%	15.30%		(7.18)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$117	$364	$710	$1,314		$2,176
Average net assets (000)	$63		$242	$565	$1,127	$1,629		$2,191
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.86%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Expenses before waivers and/or expense reimbursement	1.86%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Net investment loss	(.34)%	(f)	(.03)%	(.43)%	(.65)%	(.65)%		(.28)%
Portfolio turnover rate	21%	(g)	50%	47%	44%	49%		55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$29.27		$22.85	$18.22	$18.38	$15.91	$18.62
Income (loss) from investment operations:
Net investment income	.12		.20	.13	.07	.06	.09
Net realized and unrealized gain (loss) on investment transactions	2.71		6.38	4.55	(.22)	2.46	(1.72)
Total from investment operations	2.83		6.58	4.68	(.15)	2.52	(1.63)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.16)	(.05)	(.02)	(.05)	(.10)
Distributions from net realized gains	(2.56)		-	-	-	-	(.98)
Total dividends and distributions	(2.72)		(.16)	(.05)	(.02)	(.05)	(1.08)
Capital Contributions(e):	-		-	-	.01	- (d)	-
Net asset value, end of period	$29.38		$29.27	$22.85	$18.22	$18.38	$15.91
Total Return(b):	10.22%		29.04%	25.73%	(.77)%	15.92%	(5.89)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,574,987		$1,603,451	$1,359,627	$1,151,191	$926,711	$610,758
Average net assets (000)	$1,566,751		$1,428,455	$1,332,921	$1,252,954	$754,132	$452,879
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.83%	(f)	.85%	.87%	.86%	.89%	.93%
Expenses before waivers and/or expense reimbursement	.83%	(f)	.85%	.87%	.86%	.89%	.93%
Net investment income	.83%	(f)	.77%	.60%	.33%	.34%	.67%
Portfolio turnover rate	21%	(g)	50%	47%	44%	49%	55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

40

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PJSQX	JSCRX	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N887	74441N507	74441N408

MF109E2    0261546-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 20, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 20, 2014